Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories
Schedule of inventory

	As of December 31,
	2016	2017	2017
	(RMB)	(RMB)	($)
Raw materials	567,751,699	414,172,830	63,385,392
Work-in-process	2,717,584	2,681,530	410,384
Finished goods	32,159,556	17,331,071	2,652,363

Total inventories	602,628,839	434,185,431	66,448,139